CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 56,822,000	357,625,000	366,608,000	260,460,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	12,160,000	76,535,000	53,272,000	32,009,000
Depreciation and amortization	65,569,000	412,684,000	319,988,000	286,574,000
Amortization of upfront fee of term loan(Note 13)	910,000	5,726,000	0	0
Foreign exchange (gain) /loss, net	(2,518,000)	(15,849,000)	4,350,000	286,000
(Gain)/loss from disposal of property and equipment	1,566,000	9,859,000	(6,165,000)	(2,946,000)
Impairment loss of property and equipment	271,000	1,705,000	0	5,477,000
Gain on buy-back of convertible bonds	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)
Issuance costs for convertible notes	0	0	42,559,000	0
(Gain) /loss on change in fair value of convertible notes	(31,546,000)	(198,547,000)	9,040,000	0
Provision for doubtful accounts	47,000	295,000	0	0
Deferred income tax (benefit)/provision	(2,472,000)	(15,559,000)	6,789,000	(29,843,000)
Share of loss of a jointly controlled entity	136,000	853,000	0	0
Loss from fair value change of interest rate swap transaction	1,162,000	7,315,000	0	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(2,303,000)	(14,485,000)	(11,205,000)	(8,935,000)
Increase in receivables from related parties	0	0	(2,523,000)	(3,136,000)
Decrease/(increase) in consumables	(778,000)	(4,894,000)	(10,140,000)	11,566,000
Decrease/(increase) in prepayments and other current assets	(1,124,000)	(7,077,000)	(25,674,000)	8,497,000
Increase in other assets	(2,678,000)	(16,855,000)	(8,813,000)	(684,000)
(Decrease)/increase in accounts payable	(3,023,000)	(19,027,000)	24,088,000	(1,043,000)
(Decrease)/increase in payables to related parties	181,000	1,136,000	1,150,000	(1,206,000)
Increase in salaries and welfare payable	294,000	1,852,000	38,172,000	33,994,000
Increase/(decrease) in income tax payable	897,000	5,648,000	(19,367,000)	9,306,000
Increase/(decrease) in other taxes payable	13,000	81,000	(53,000)	2,643,000
Increase/(decrease) in accruals for customer reward program	(2,213,000)	(13,931,000)	4,075,000	4,744,000
Increase in other payables and accruals	11,967,000	75,319,000	19,409,000	39,764,000
Increase in deferred revenues	3,143,000	19,780,000	27,674,000	41,693,000
Increase in deferred rental	8,990,000	56,585,000	35,422,000	18,787,000
Increase in deposits	0	0	12,719,000	6,994,000
Increase in interest accruals for convertible bonds and financial liability	135,000	849,000	1,063,000	2,989,000
Net cash provided by operating activities	115,366,000	726,102,000	879,958,000	648,663,000
Cash flows from investing activities:
Proceeds from sale of property and equipment	825,000	5,192,000	21,708,000	15,171,000
Purchase of property and equipment	(117,114,000)	(737,102,000)	(373,531,000)	(426,591,000)
Purchase of intangible assets	(483,000)	(3,040,000)	(3,539,000)	(4,322,000)
Cash collected from short term investment	0	0	0	102,206,000
Cash paid to restricted cash - escrow account and interest reserve account	(32,146,000)	(202,323,000)	0	0
Cash used for the acquisition of subsidiaries, net of cash acquired	(275,223,000)	(1,732,226,000)	(600,000)	(9,965,000)
Cash flows provided by/ (used) in investing activities:	(424,141,000)	(2,669,499,000)	(355,962,000)	(323,501,000)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares	0	0	0	341,078,000
Proceeds from share option exercise	4,476,000	28,173,000	63,644,000	26,975,000
Net proceeds from issuance of convertible notes	0	0	1,188,823,000	0
Buy-back of convertible bonds	(7,230,000)	(45,507,000)	(202,687,000)	(462,029,000)
Payment for bond offering related issuance costs	(933,000)	(5,874,000)	0	0
Repayment of acquired subsidiaries' debts to former shareholders	0	0	0	(5,481,000)
Proceeds from loans, net of upfront fee	227,770,000	1,433,559,000	24,900,000	10,000,000
Repayment of short-term borrowings	0	0	(24,900,000)	(10,000,000)
Cash paid for finance lease	(287,000)	(1,808,000)	0	0
Dividend paid to noncontrolling interests shareholders of subsidiaries	(1,389,000)	(8,743,000)	(9,530,000)	(4,272,000)
Capital contribution from a noncontrolling interests shareholders of newly established majority-owned subsidiary	525,000	3,302,000	0	0
Net cash (used)/provided by financing activities	222,932,000	1,403,102,000	1,040,250,000	(103,729,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,947,000)	(56,310,000)	(11,195,000)	(286,000)
Net increase/(decrease) in cash and cash equivalents	(94,790,000)	(596,605,000)	1,553,051,000	221,147,000
Cash and cash equivalents, beginning of year	378,563,000	2,382,643,000	829,592,000	608,445,000
Cash and cash equivalents, end of the year	283,773,000	1,786,038,000	2,382,643,000	829,592,000
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	(28,496,000)	(179,352,000)	(152,547,000)	(82,703,000)
Cash paid during the year for interest	(6,215,000)	(39,115,000)	(211,000)	(43,000)
Supplemental schedule of non-cash activities:
Unpaid consideration related to the acquisition of Motel 168	22,836,000	143,728,000	0	0
Non-cash consideration in settlement of the sellers' payable to Motel 168	3,690,000	23,222,000	0	0
Accruals related to the construction costs of property and equipment	26,873,000	169,134,000	169,196,000	0
Accruals related to the issuance costs for convertible notes	0	0	5,998,000	0
Restricted cash related to the exercise of the employee stock option which are yet to be transmitted to the employees	(2,852,000)	(17,949,000)	21,552,000	0
Issuance of ordinary shares related to the acquisition of Motel 168	$ 106,026,000	667,314,000	0	0